Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 16, 2012
Registrant Name	HUNTINGTON FUNDS
Central Index Key	0000810695
Amendment Flag	false
Document Creation Date	Aug 16, 2012
Document Effective Date	Aug 16, 2012
Prospectus Date	Aug 31, 2012

Huntington Income Generation Fund
Huntington Income Generation Fund Fund Summary
Investment Objective
The Fund seeks to maximize current income while attempting to minimize volatility.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 13 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Huntington Income Generation Fund	Trust Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huntington Income Generation Fund		Trust Shares	Class C Shares
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	1.00%
Other Expenses (includes a shareholder services fee of 0.25% applicable to Trust Class Shares only)		1.47%	1.22%
Acquired Fund Fees and Expenses		1.20%	1.20%
Total Annual Fund Operating Expenses		2.77%	3.52%
Fee Waivers and/or Expense Reimbursements	[1]	(1.53%)	(1.53%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.24%	1.99%
[1]	The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.24% and 1.99% of the Trust Shares and Class C Shares daily net assets, respectively, through September 1, 2014. While the Advisor does not anticipate terminating this arrangement prior to September 1, 2014, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund's total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.24% and 1.99% of the Trust Shares and Class C Shares daily net assets, respectively.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huntington Income Generation Fund (USD $)	1 Year	3 Years
Trust Shares	126	714
Class C Shares	202	938

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As this is the Fund’s first fiscal year, the portfolio turnover rate is not available.
Principal Investment Strategy
The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds (the “Underlying Funds”); with asset allocation target range of 70% Income and 30% Equity, which may include up to 15% in Money Market instruments in order to meet the Fund’s investment objectives. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equities and may also include weightings to international, mid-cap and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The portfolio may include a weighting to funds employing an asset allocation strategy designed to maximize current income by investing in income producing dividend-paying equities of any market capitalization, domestic and foreign bonds, bond exchange-traded funds and derivatives.

Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the Underlying Funds with consideration of the applicable risks. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Variations in the Equity and Income asset allocation targets are permitted up to 20% in either direction. Although variations beyond the 20% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect the Fund or to help achieve its goal.

The Fund utilizes an asset allocation strategy designed to maximize current income while attempting to minimize volatility. The Fund’s investment in the Underlying Funds will provide exposure to the following major asset classes: (1) dividend-paying equities of any market capitalization, (2) domestic and foreign bonds, (3) bond exchange-traded funds (“Bond ETFs”) and (4) derivatives. The Underlying Funds may also provide the Fund exposure to securities issued by U.S. and foreign governments and companies and in securities denominated in foreign currencies. The Fund will generally have varying levels of investment in each of the different asset classes as discussed above.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

The Underlying Funds may use derivatives to directly hedge the then existing risks and exposures of the Fund up to the notional value of the underlying instruments in the Fund being hedged. Derivatives purchased for other purposes, such as to generate income or enhance returns, are limited to 15% of the Fund’s total assets as measured by notional value. The Underlying Funds may invest in derivative instruments including, but not limited to, options, cash secured puts, call purchases on inverse market ETF’s and similar instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its total assets in any one issuer than a diversified fund.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all of their assets in a single asset class.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The counterparty to an OTC derivatives contract, the borrower of the Fund’s securities under a securities lending contract or a guarantor of a fixed income security held by the Fund may be unable or unwilling to honor its obligations under the contract or guarantee, which would cause the Fund to lose money.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.
Performance: Bar Chart and Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Huntington Income Generation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Huntington Income Generation Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize current income while attempting to minimize volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 13 of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As this is the Fund’s first fiscal year, the portfolio turnover rate is not available.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds (the “Underlying Funds”); with asset allocation target range of 70% Income and 30% Equity, which may include up to 15% in Money Market instruments in order to meet the Fund’s investment objectives. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equities and may also include weightings to international, mid-cap and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The portfolio may include a weighting to funds employing an asset allocation strategy designed to maximize current income by investing in income producing dividend-paying equities of any market capitalization, domestic and foreign bonds, bond exchange-traded funds and derivatives.

Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the Underlying Funds with consideration of the applicable risks. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Variations in the Equity and Income asset allocation targets are permitted up to 20% in either direction. Although variations beyond the 20% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect the Fund or to help achieve its goal.

The Fund utilizes an asset allocation strategy designed to maximize current income while attempting to minimize volatility. The Fund’s investment in the Underlying Funds will provide exposure to the following major asset classes: (1) dividend-paying equities of any market capitalization, (2) domestic and foreign bonds, (3) bond exchange-traded funds (“Bond ETFs”) and (4) derivatives. The Underlying Funds may also provide the Fund exposure to securities issued by U.S. and foreign governments and companies and in securities denominated in foreign currencies. The Fund will generally have varying levels of investment in each of the different asset classes as discussed above.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

The Underlying Funds may use derivatives to directly hedge the then existing risks and exposures of the Fund up to the notional value of the underlying instruments in the Fund being hedged. Derivatives purchased for other purposes, such as to generate income or enhance returns, are limited to 15% of the Fund’s total assets as measured by notional value. The Underlying Funds may invest in derivative instruments including, but not limited to, options, cash secured puts, call purchases on inverse market ETF’s and similar instruments.

		The Fund is non-diversified, which means that it can invest a greater percentage of its total assets in any one issuer than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all of their assets in a single asset class.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The counterparty to an OTC derivatives contract, the borrower of the Fund’s securities under a securities lending contract or a guarantor of a fixed income security held by the Fund may be unable or unwilling to honor its obligations under the contract or guarantee, which would cause the Fund to lose money.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

		Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.huntingtonfunds.com
Huntington Income Generation Fund | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder services fee of 0.25% applicable to Trust Class Shares only)	rr_OtherExpensesOverAssets	1.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	714
Huntington Income Generation Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (includes a shareholder services fee of 0.25% applicable to Trust Class Shares only)	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.52%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	938

[1]	The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.24% and 1.99% of the Trust Shares and Class C Shares daily net assets, respectively, through September 1, 2014. While the Advisor does not anticipate terminating this arrangement prior to September 1, 2014, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund's total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.24% and 1.99% of the Trust Shares and Class C Shares daily net assets, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2012